Commitments and Contingencies (Details Narrative) (10-K) - USD ($)					12 Months Ended
	Sep. 02, 2020	Jun. 16, 2020	Jun. 02, 2020	May 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020
Accrued expense payable					$ 417,302		$ 1,016,630	$ 905,629
Reverse Split [Member]
Shares issued for services					1,162,577
Technology and Attendant Intellectual Property Rights [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset						25,000,000
Technology and Attendant Intellectual Property Rights [Member] | Reverse Split [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset						5,263,158
Consulting Services [Member] | Common Class A Shares [Member]
Shares issued for services						500,000
Consulting Services [Member] | Reverse Split [Member] | Common Class A Shares [Member]
Shares issued for services						105,263
Engagement Agreement [Member] | Underwriter [Member]
Proceeds from sale of equity and equity derivatives		$ 35,000,000
Percentage of underwriting discount on gross proceeds		8.00%
Engagement Agreement [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Percentage of additional shares to be sold		15.00%
Financial Advisory Agreement [Member] | Underwriter [Member]
Percentage of shares issued as consideration	2.00%		1.00%
Percentage of transaction fee payable in cash			5.00%
Financial Advisory Agreement [Member] | Underwriter [Member] | Public Equity Placement [Member]
Percentage of financing fee payable in cash			8.00%
Financial Advisory Agreement [Member] | Underwriter [Member] | Private Placement [Member]
Percentage of financing fee payable in cash			9.00%
Financial Advisory Agreement [Member] | Underwriter [Member] | Debt Placement [Member]
Percentage of financing fee payable in cash			7.00%
Licensing [Member] | HydroHaus Horticulture Inc [Member]
Loss contingency				$ 130,000
Accrued expense payable				$ 100,000